Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		175 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
OPERATING ACTIVITIES
Profit (loss)	$ (1,004,215)	$ (166,492)	$ (1,720,316)	$ (622,820)	$ (3,468,739)
Expenses paid on the Company's behalf by a related party	4,938	33,229	81,584	339,513	485,625
Common stock issued for services	268,250			50,000	318,250
Depreciation	4,291	3,971	14,519		18,810
Services contributed by shareholders				3,000	34,700
Change in accrued interest	1,502	10,250	59,849	17,965	96,506
Change in prepaid asset			4,500	(4,500)
Change in accounts payable	(83,044)	44,271	192,189	216,842	338,395
Change in accrued liabilities related party	410,180		960,000		1,370,180
Sales tax recoverable	(14,802)				(14,802)
Net cash used in Operating Activities	(412,900)	(74,771)	(407,675)		(821,075)
Purchase of property and equipment		(4,648)	(22,273)		(22,273)
Net Cash Used in Investing Activities		(4,648)	(22,273)		(22,273)
Payments on capital lease obligation	(10,275)	(9,708)	(39,163)		(49,438)
Proceeds from notes payable to related parties	65,808		367,422	100,000	533,230
Payments on notes payable related party	(9,590)		2,000		(7,590)
Common stock issued for cash	1,145,500				1,146,000
Net Cash Provided (used in) by Financing Activities	1,191,443	(9,708)	330,259	100,000	1,622,202
NET INCREASE (DECREASE) IN CASH	778,543	(89,127)	(99,689)	100,000	778,854
Effect of foreign currency translation adjustments	4,955		147		5,102
CASH AT BEGINNING OF PERIOD	458	100,000	100,000
CASH AT END OF PERIOD	783,956	10,873	458	100,000	783,956
Interest	20,087	973	4,386		24,473
Capital contribution by officer - payment of related party payable on behalf of company				50,000	50,000
Property & equipment purchased under capital lease obligation		63,543	63,543		63,543
Common stock issued to convert liabilities	1,245,407				1,245,407
Common stock issued - subscription payable	$ 2,000				$ 2,000